Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental	$ 99,383	$ 110,105	$ 112,026
Tenant reimbursements	50,901	53,639	54,442
Parking	22,704	22,760	23,323
Management, leasing and development services	2,412	6,811	4,669
Interest and other	15,120	1,764	688
Total revenue	190,520	195,079	195,148
Expenses:
Rental property operating and maintenance	43,255	42,310	42,351
Real estate taxes	15,491	15,430	14,979
Parking	6,070	6,241	6,855
General and administrative	24,336	24,166	23,103
Other expense	4,751	1,892	1,324
Depreciation and amortization	48,516	51,696	53,136
Impairment of long-lived assets	2,121	0	0
Interest	96,354	103,727	105,346
Total expenses	240,894	245,462	247,094
Loss from continuing operations before equity in net income of unconsolidated joint venture, gain on sale of interest in unconsolidated joint venture and gain on sale of real estate	(50,374)	(50,383)	(51,946)
Equity in net income of unconsolidated joint venture	14,341	74	905
Gain on sale of interest in unconsolidated joint venture	50,051	0	0
Gain on sale of real estate	0	0	16,591
Income (loss) from continuing operations	14,018	(50,309)	(34,450)
Discontinued Operations:
Loss from discontinued operations before gains on settlement of debt and sale of real estate	(58,043)	(115,688)	(334,306)
Gains on settlement of debt	333,201	190,380	156,129
Gains on sale of real estate	106,942	73,844	14,689
Income (loss) from discontinued operations	382,100	148,536	(163,488)
Net income (loss)	396,118	98,227	(197,938)
Net (income) loss attributable to common units of the Operating Partnership	(11,864)	(9,208)	25,926
Net income (loss) attributable to MPG Office Trust, Inc.	384,254	89,019	(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	0	2,780	0
Net income (loss) available to common stockholders	365,704	72,993	(191,076)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ (0.04)	$ (1.18)	$ (0.97)
Income (loss) from discontinued operations	$ 6.81	$ 2.65	$ (2.95)
Net income (loss) available to common stockholders per share – basic	$ 6.77	$ 1.47	$ (3.92)
Weighted average number of common shares outstanding – basic	54,043,655	49,682,202	48,770,326
Diluted income (loss) per common share:
Income (loss) from continuing operations	$ (0.04)	$ (1.18)	$ (0.97)
Income (loss) from discontinued operations	$ 6.75	$ 2.65	$ (2.95)
Net income (loss) available to common stockholders per share – diluted	$ 6.71	$ 1.47	$ (3.92)
Weighted average number of common and common equivalent shares – diluted	54,531,562	49,682,202	48,770,326
Amounts attributable to MPG Office Trust, Inc.:
Income (loss) from continuing operations	16,225	(42,404)	(27,994)
Income (loss) from discontinued operations	368,029	131,423	(144,018)
Net income (loss) attributable to MPG Office Trust, Inc.	$ 384,254	$ 89,019	$ (172,012)